UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Colony Mortgage Sub A REIT, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

                January 1, 2016                                         to            December 31, 2016

Date of Report (Date of earliest event reported)                       February 7, 2017

Commission File Number of securitizer:               025-01656

Central Index Key Number of securitizer:            0001616346

David Palamé, Assistant Secretary, Colony Mortgage Sub A REIT, Inc. (212) 230-3325

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure1

No Activity to Report.

1 Colony Mortgage Sub A REIT, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  Colony Mortgage Capital Series 2014-FL1, Ltd., Colony Mortgage Capital Series 2014-FL2, Ltd.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Colony Mortgage Sub A REIT, Inc.

(Securitizer)

Date  February 2, 2017

/s/ Ronald M. Sanders

By:  Ronald M. Sanders, Vice President